Financial instruments by category - Fair values based on recognized valuation methods (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 1,417	$ 852
Level 1 | Options/OTC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(368)	160
Level 1 | Non derivable future (“NDF”)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	0	134
Level 1 | Public securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	89,826	46,097
Level 2 | Interest-rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ (3,312)	$ 2,671